Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Transfers and Servicing [Abstract]
Beginning balance	¥ 28,756	¥ 17,303
Increase mainly from loans sold with servicing retained	6,275	16,983
Decrease mainly from amortization	(4,728)	(4,019)
Increase (Decrease) from the effects of changes in foreign exchange rates	1,269	(1,511)
Ending balance	¥ 31,572	¥ 28,756